Borrowings - Financing arrangements with Sunset Power and O-CORP (Details) $ in Millions		12 Months Ended
	May 05, 2023 USD ($) agreement tranche shares	Jun. 30, 2023 USD ($)	May 31, 2021 USD ($)
Borrowings
Percentage of total warrants exercised		75.00%
Financing arrangements with Sunset Power and O-Corp
Borrowings
Number of financing agreements entered | agreement	2
Coupon rate	12.00%
Threshold period to undertake fundraising from	120 days
Minimum fundraising amount	$ 25.0
Upfront Fee	3.50%
Financing arrangements with Sunset Power and O-Corp | If Qualifying Fundraising does not occur within the specified timeframe, or where either of Sunset Power or O-Corp do not participate in the Qualifying Fundraising
Borrowings
Period considered for calculating VWAP	10 days
Number of tranches | tranche	3
Number of securities called by each warrant or right | shares	1
Financing arrangements with Sunset Power and O-Corp | Redeemable Preference Shares ("RPS") | If Qualifying Fundraising does not occur within the specified timeframe, or where either of Sunset Power or O-Corp do not participate in the Qualifying Fundraising
Borrowings
Redemption term	5 years
Coupon rate on preferred stock	12.00%
Guarantee return	1.8
Sunset Power Financing agreement
Borrowings
Debt instrument face value	$ 35.0		$ 35.0
Minimum fundraising amount		$ 25.0
Sunset Power Financing agreement | Redeemable Preference Shares ("RPS") | If Qualifying Fundraising does not occur within the specified timeframe, or where either of Sunset Power or O-Corp do not participate in the Qualifying Fundraising
Borrowings
Warrants to be issued | shares	12,807,407
O-CORP Financing agreement
Borrowings
Debt instrument face value	$ 5.0
O-CORP Financing agreement | Redeemable Preference Shares ("RPS") | If Qualifying Fundraising does not occur within the specified timeframe, or where either of Sunset Power or O-Corp do not participate in the Qualifying Fundraising
Borrowings
Warrants to be issued | shares	1,829,630